Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories
cost of revenues	$ 654,582	$ 508,469	$ 536,966
Inventory write-down	$ 11,919	$ 25,447	$ 17,724